Item G.1.b.iv.  Information called for by Item 405 of Regulation S-K:

Delinquent Section 16(a) Reports

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Fund, require the Fund's officers and Trustees, certain officers and directors of the investment advisers, affiliates of the investment advisers, and persons who beneficially own more than 10% of the Fund's outstanding securities to electronically file reports of ownership of the Fund's securities and changes in such ownership with the SEC and the NYSE.

Based solely on the Fund’s review of such forms filed on EDGAR or written representations from Reporting Persons that all reportable transactions were reported, to the knowledge of the Fund, during the fiscal year ended September 30, 2024, the Fund’s Reporting Persons timely filed all reports they were required to file under Section 16(a), except that, due to an administrative oversight of the Adviser, a Form 4 filing for the Fund was submitted one day late for Kathleen Goetz, a Trustee of the Fund, with respect to the open-market purchase of Fund shares.